PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	$ 53,005
Balance, end of period	67,294	$ 53,005
Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	44,148
Balance, end of period	54,907	44,148
Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	17,119
Balance, end of period	22,351	17,119
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(8,262)
Balance, end of period	(9,964)	(8,262)
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	33,590
Balance, end of period	38,871	33,590
Renewable Power | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	24,991	18,031
Additions	(516)	(17)
Acquisitions through business combinations	2,968	6,923
Foreign currency translation	(1,335)	54
Balance, end of period	26,108	24,991
Renewable Power | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	13,280	12,298
Dispositions	0	(8)
Foreign currency translation	(631)	616
Balance, end of period	18,260	13,280
Renewable Power | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(4,681)	(3,776)
Dispositions	46	51
Depreciation	1,155	866
Foreign currency translation	293	(90)
Balance, end of period	(5,497)	(4,681)
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	10,903
Balance, end of period	13,650	10,903
Infrastructure | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	9,253	8,045
Additions	643	627
Acquisitions through business combinations	2,945	100
Foreign currency translation	(782)	481
Balance, end of period	12,059	9,253
Infrastructure | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	3,272	2,690
Foreign currency translation	(264)	152
Balance, end of period	3,480	3,272
Infrastructure | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(1,622)	(1,190)
Dispositions	38	45
Depreciation	437	387
Foreign currency translation	132	(90)
Balance, end of period	(1,889)	(1,622)
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	5,779	5,652
Additions	400	(212)
Acquisitions through business combinations	1,748	281
Depreciation	303	281
Foreign currency translation	(217)	280
Balance, end of period	7,652	5,779
Real Estate | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	5,854	5,783
Additions	352	(502)
Acquisitions through business combinations	1,748	281
Depreciation	0	0
Foreign currency translation	(241)	292
Balance, end of period	7,713	5,854
Real Estate | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	798	694
Additions	5	44
Acquisitions through business combinations	0	0
Depreciation	0	0
Foreign currency translation	(3)	1
Balance, end of period	1,045	798
Real Estate | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(873)	(825)
Additions	43	246
Acquisitions through business combinations	0	0
Depreciation	303	281
Foreign currency translation	27	(13)
Balance, end of period	(1,106)	(873)
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	2,733	3,596
Additions	433	(1,178)
Acquisitions through business combinations	4,915	501
Depreciation	536	358
Foreign currency translation	(205)	180
Balance, end of period	7,121	2,733
Private Equity and Other | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	4,050	5,268
Additions	360	(1,966)
Acquisitions through business combinations	4,915	501
Depreciation	0	0
Foreign currency translation	(298)	247
Balance, end of period	9,027	4,050
Private Equity and Other | Accumulated fair value changes
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(231)
Balance, end of period	(434)	(231)
Private Equity and Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	(1,086)	(1,429)
Additions	72	752
Acquisitions through business combinations	0	0
Depreciation	536	358
Foreign currency translation	78	(51)
Balance, end of period	(1,472)	(1,086)
North America | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	22,832
Balance, end of period	24,274	22,832
Brazil | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	3,443
Balance, end of period	3,505	3,443
Colombia | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	5,401
Balance, end of period	6,665	5,401
Europe | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	1,088
Balance, end of period	3,748	1,088
South Africa, China, India, Malaysia and Thailand [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period	$ 826
Balance, end of period		$ 826